UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akre Capital Management, LLC

Address:  2 West Marshall Street
          P.O. Box 998
          Middleburg, Virginia 20118

13F File Number: 028-06599

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew Schaefer
Title:    Chief Operating Officer
Phone:    (540) 687-8928


Signature, Place and Date of Signing:

/s/ Andrew Schaefer             Middleburg, VA               August 13, 2011
-----------------------    --------------------------    ------------------
     [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1

Form 13F Information Table Entry Total:       33

Form 13F Information Table Value Total:      $558,644
                                              (x1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number            Name

1.      028-13109                       Braddock Partners, LP

                                                                                                                 Voting Authority
                                                                 Value       Shares/ Sh/ Put/ Invstmt  Other
Name of Issuer                 Title of class        CUSIP      (x$1000)    Prn Amt  Prn Call Dscretn  Mgrs   Sole      Shared  None
AEROPOSTALE                       COM                007865108     7,437    425,000  SH        Sole    NONE      425,000
AMERICAN TOWER CORP               CL A               029912201    69,626  1,330,520  SH        Sole    NONE    1,330,520
ANNALY CAP MGMT INC               COM                035710409     3,774    209,225  SH        Sole    NONE      209,225
ASSURED GUARANTY LTD              COM                G0585R106     3,262    200,000  SH        Sole    NONE      200,000
BECTON DICKINSON & CO             COM                075887109     4,308     50,000  SH        Sole    NONE       50,000
BERKSHIRE HATHAWAY INC DEL        CL A               084670108     7,895         68  SH        Sole    NONE           68
BERKSHIRE HATHAWAY INC DEL        CL B NEW           084670702     7,139     92,250  SH        Sole    NONE       92,250
CARMAX INC                        COM                143130102    26,431    799,231  SH        Sole    NONE      799,231
CSX CORP                          COM                126408103     1,398     53,304  SH        Sole    NONE       53,304
DIAMOND HILL INVESTMENT GROU      COM NEW            25264R207     2,456     30,210  SH        Sole    NONE       30,210
DOLLAR TREE INC                   COM                256746108    47,748    716,719  SH        Sole    NONE      716,719
ENSTAR GROUP LIMITED              SHS                G3075P101    48,985    468,803  SH        Sole    NONE      468,803
ENTERPRISE PRODS PARTNERS L       COM                293792107       571     13,207  SH        Sole    NONE       13,207
ENTERTAINMENT PPTYS TR            COM SH BEN INT     29380T105       246      5,265  SH        Sole    NONE        5,265
EXXON MOBIL CORP                  COM                30231G102       206      2,528  SH        Sole    NONE        2,528
FACTSET RESH SYS INC              COM                303075105    15,732    153,750  SH        Sole    NONE      153,750
HARTFORD FINL SVCS GROUP INC      DEP CONV PFD       416515708    19,490    750,195  SH        Sole    NONE      750,195
LAMAR ADVERTISING CO              CL A               512815101    43,509  1,589,655  SH        Sole    NONE    1,589,655
LPL INVT HLDGS INC                COM                50213H100     3,368     98,450  SH        Sole    NONE       98,450
MARKEL CORP                       COM                570535104    44,303    111,649  SH        Sole    NONE      111,649
MASTERCARD INC                    CL A               57636Q104    55,903    185,515  SH        Sole    NONE      185,515
MIDDLEBURG FINANCIAL CORP         COM                596094102     1,920    128,530  SH        Sole    NONE      128,530
NUSTAR GP HOLDINGS LLC            UNIT RESTG LLC     67059L102       490     13,620  SH        Sole    NONE       13,620
O REILLY AUTOMOTIVE INC NEW       COM                67103H107    39,976    610,235  SH        Sole    NONE      610,235
PENN NATL GAMING INC              COM                707569109    11,579    287,040  SH        Sole    NONE      287,040
PRIMO WTR CORP                    COM                74165N105     1,079     75,000  SH        Sole    NONE       75,000
ROSS STORES INC                   COM                778296103    50,609    631,665  SH        Sole    NONE      631,665
PRICE T ROWE GROUP INC            COM                74144T108     6,090    100,930  SH        Sole    NONE      100,930
TD AMERITRADE HLDG CORP           COM                87236Y108     7,804    400,000  SH        Sole    NONE      400,000
TECHNE CORP                       COM                878377100     4,168     50,000  SH        Sole    NONE       50,000
TJX COS INC NEW                   COM                872540109    13,202    251,330  SH        Sole    NONE      251,330
WHITE RIVER CAPITAL INC           COM                96445P105     1,796     93,273  SH        Sole    NONE       93,273
WMS INDS INC                      COM                929297109     6,144    200,000  SH        Sole    NONE      200,000





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